Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	600,000,000	600,000,000
Ordinary Shares, shares issued	309,105,485	309,105,485
Ordinary Shares, shares outstanding	300,489,701	301,287,039
Common Class B [Member]
Ordinary Shares, par value	$ 0.0001	$ 0.0001
Ordinary Shares, shares authorized	25,649,839	25,649,839
Ordinary Shares, shares issued	25,649,839	25,649,839
Ordinary Shares, shares outstanding	25,649,839	25,649,839